Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Schedule of property and equipment

	December 31,	December 31,
	2024	2023
Machinery and equipment	$2,610,977	$2,692,473
Furniture and fixtures	36,816	40,299
Land	1,119,758	1,119,758
Leasehold improvements	1,228,860	1,228,860
Software and website development	300,935	300,935
Computer hardware and software	120,245	159,342
Boat molds	7,270,411	5,871,373
Vehicles	143,360	143,360
Electric prototypes and tooling	142,526	142,526
Assets under construction	6,130,786	2,977,894
	19,104,674	14,676,820
Less accumulated depreciation and amortization	(4,066,876)	(2,382,832)
	$15,037,798	$12,293,988

Twin Vee Powercarsco [Member]
Schedule of property and equipment

	September 30,	December 31,
	2025	2024
Machinery and equipment	$2,649,852	$2,610,977
Furniture and fixtures	36,816	36,816
Land	—	1,119,758
Leasehold improvements	3,218,410	1,228,860
Software and website development	1,087,734	300,935
Computer hardware and software	120,328	120,245
Boat molds	5,347,338	7,270,411
Vehicles	94,534	143,360
Electric prototypes and tooling	—	142,526
Assets under construction	653,584	6,130,786
	13,208,595	19,104,674
Less accumulated depreciation and amortization	(4,491,672)	(4,066,876)
	$8,716,923	$15,037,798